OPERATING LEASES AS LESSOR (Tables)	6 Months Ended
Dec. 31, 2020
OPERATING LEASES AS LESSOR
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years as of December 31, 2020 are as follows:

As of December 31, 2020
(Unaudited)
January 1, 2021 – December 31, 2021	$1,675
January 1, 2022 – December 31, 2022	1,726
January 1, 2023 – December 31, 2023	1,777
January 1, 2024 – December 31, 2024	301
January 1, 2025 – December 31, 2025	—

Total	$5,479